PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Partnership Target Distributions (Details) - 12 months ended Dec. 31, 2014 - $ / shares	Total
Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	$ 0.4
Thereafter
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.60
Minimum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.40
Minimum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.46
Minimum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.50
Maximum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.46
Maximum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	0.5
Maximum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Target quarterly distribution per unit target amount (in dollars per unit)	$ 0.6
Unitholders | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	85.00%
Unitholders | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	75.00%
Unitholders | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
Quarterly distributions per unit, incentive threshold	$ 0.46
General partner | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	15.00%
General partner | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	25.00%
General partner | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner | Maximum
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions in excess of incentive threshold	50.00%